Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) [Line Items]
Balance	$ 102,426	$ 77,458	$ 81,678
Total realized and unrealized profits (losses)
Included in statements of income	139,848	(4,711)	(196)
Included in other comprehensive income	(99,498)	30,073	3,087
Purchases, issuances, and loans (net)
Level transfer		(394)	(7,111)
Balance	142,776	102,426	77,458
Total profits or losses included in comprehensive income	40,350	24,968	(4,220)
Liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) [Line Items]
Balance		2,760	2,950
Total realized and unrealized profits (losses)
Included in statements of income			1,012
Included in other comprehensive income
Purchases, issuances, and loans (net)
Level transfer		(2,760)	(1,202)
Balance			2,760
Total profits or losses included in comprehensive income		$ (2,760)	$ (190)